Other Income and Expenses - Summary of Other Non-operating Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [Abstract]
Gain on financial assets at fair value through profit or loss	¥ 1,096		¥ 111
Dividend income	69	¥ 4	46
Gain on sale of financial assets	751
Others	47	5
Total	¥ 1,963	¥ 9	¥ 157